Cover	Jan. 14, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000707388
Document Information [Line Items]
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	06870
Entity Address, Address Line One	53 Forest Ave
Entity Address, City or Town	Old Greenwich
Entity Address, State or Province	CT
City Area Code	203
Local Phone Number	489-9500
Entity Registrant Name	Star Equity Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0145723
Document Period End Date	Jan. 14, 2025
Document Type	8-K
Entity Address, Address Line Two	Suite 101
Entity File Number	001-35947
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	STRR
Security Exchange Name	NASDAQ
Series A
Document Information [Line Items]
Title of 12(b) Security	Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	STRRP
Security Exchange Name	NASDAQ
Series C Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Series C Participating Preferred Stock, par value$0.0001 per share Purchase Rights